Note 5 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components, spare parts	€ 4,959	€ 3,496
Work-in-progress	584	576
Finished goods – own manufactured products	1,737	2,672
Finished goods – distribution products	1,981	1,442
Total gross inventories	9,262	8,186
Less: allowance for slow-moving inventory and net realizable value	(1,085)	(974)
Total	€ 8,178	€ 7,212